JPMorgan Large Cap Value Fund
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.0%
Aerospace & Defense — 1.8%
Boeing Co. (The) *	220	42,410
Howmet Aerospace, Inc.	253	17,325
L3Harris Technologies, Inc.	42	8,997
		68,732
Air Freight & Logistics — 1.4%
FedEx Corp.	182	52,734
Banks — 12.4%
Bank of America Corp.	4,669	177,057
Citigroup, Inc.	1,696	107,249
Fifth Third Bancorp	1,602	59,601
Truist Financial Corp.	2,492	97,131
Wells Fargo & Co.	637	36,944
		477,982
Biotechnology — 3.3%
AbbVie, Inc.	357	65,020
Biogen, Inc. *	50	10,879
BioMarin Pharmaceutical, Inc. *	187	16,305
Regeneron Pharmaceuticals, Inc. *	26	25,005
Vertex Pharmaceuticals, Inc. *	21	8,762
		125,971
Broadline Retail — 0.9%
Amazon.com, Inc. *	199	35,880
Building Products — 2.1%
Carrier Global Corp.	705	40,971
Masco Corp.	292	23,050
Trane Technologies plc	63	18,808
		82,829
Capital Markets — 2.7%
Charles Schwab Corp. (The)	531	38,369
Raymond James Financial, Inc.	520	66,790
		105,159
Chemicals — 2.4%
Chemours Co. (The)	1,934	50,800
FMC Corp.	639	40,694
		91,494
Consumer Staples Distribution & Retail — 4.3%
BJ's Wholesale Club Holdings, Inc. *	434	32,825
Dollar Tree, Inc. *	202	26,926
Performance Food Group Co. *	691	51,539
Walmart, Inc.	933	56,150
		167,440

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Containers & Packaging — 2.1%
Graphic Packaging Holding Co.	1,024	29,896
Silgan Holdings, Inc.	1,049	50,925
		80,821
Diversified Telecommunication Services — 0.7%
Verizon Communications, Inc.	620	26,031
Electric Utilities — 2.9%
Entergy Corp.	402	42,434
NextEra Energy, Inc.	688	43,962
Xcel Energy, Inc.	441	23,712
		110,108
Electrical Equipment — 2.2%
Emerson Electric Co.	452	51,234
Regal Rexnord Corp.	108	19,421
Rockwell Automation, Inc.	54	15,768
		86,423
Energy Equipment & Services — 0.5%
Baker Hughes Co.	592	19,835
Entertainment — 1.9%
Endeavor Group Holdings, Inc., Class A	1,727	44,440
Warner Bros Discovery, Inc. *	3,278	28,613
		73,053
Financial Services — 7.9%
Berkshire Hathaway, Inc., Class B *	285	119,601
Block, Inc. *	230	19,460
Corpay, Inc. *	59	18,175
Fidelity National Information Services, Inc.	785	58,241
Fiserv, Inc. *	560	89,507
		304,984
Food Products — 1.5%
Archer-Daniels-Midland Co.	316	19,844
Lamb Weston Holdings, Inc.	343	36,528
		56,372
Ground Transportation — 1.7%
CSX Corp.	1,308	48,488
Knight-Swift Transportation Holdings, Inc.	308	16,969
		65,457
Health Care Equipment & Supplies — 1.9%
Baxter International, Inc.	313	13,384
Medtronic plc	689	60,043
		73,427
Health Care Providers & Services — 3.9%
Cardinal Health, Inc.	555	62,157

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — continued
CVS Health Corp.	749	59,730
Humana, Inc.	77	26,530
		148,417
Health Care REITs — 1.0%
Ventas, Inc.	910	39,604
Hotels, Restaurants & Leisure — 1.3%
Carnival Corp. *	1,386	22,642
Royal Caribbean Cruises Ltd. *	199	27,706
		50,348
Household Durables — 1.9%
Mohawk Industries, Inc. *	306	40,058
Toll Brothers, Inc.	260	33,651
		73,709
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	491	8,802
Industrial Conglomerates — 1.4%
General Electric Co.	65	11,481
Honeywell International, Inc.	201	41,264
		52,745
Insurance — 2.8%
MetLife, Inc.	741	54,965
Travelers Cos., Inc. (The)	223	51,274
		106,239
Interactive Media & Services — 0.7%
Meta Platforms, Inc., Class A	54	26,094
Life Sciences Tools & Services — 1.0%
Illumina, Inc. *	75	10,341
Thermo Fisher Scientific, Inc.	51	29,445
		39,786
Machinery — 1.3%
Deere & Co.	124	51,133
Metals & Mining — 1.7%
Alcoa Corp.	546	18,439
Freeport-McMoRan, Inc.	746	35,082
Steel Dynamics, Inc.	91	13,522
		67,043
Multi-Utilities — 1.3%
CMS Energy Corp.	352	21,253
Dominion Energy, Inc.	426	20,952
DTE Energy Co.	78	8,779
		50,984

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Oil, Gas & Consumable Fuels — 8.8%
Chevron Corp.	852	134,449
ConocoPhillips	253	32,216
EOG Resources, Inc.	259	33,037
Exxon Mobil Corp.	702	81,587
Marathon Petroleum Corp.	97	19,611
Pioneer Natural Resources Co.	146	38,390
		339,290
Passenger Airlines — 1.3%
American Airlines Group, Inc. *	1,219	18,713
Delta Air Lines, Inc.	635	30,394
		49,107
Pharmaceuticals — 1.9%
Bristol-Myers Squibb Co.	1,336	72,465
Residential REITs — 0.7%
Equity Residential	426	26,887
Semiconductors & Semiconductor Equipment — 4.6%
Microchip Technology, Inc.	331	29,674
NXP Semiconductors NV (China)	234	57,913
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	381	51,801
Texas Instruments, Inc.	225	39,277
		178,665
Specialized REITs — 0.8%
Digital Realty Trust, Inc.	209	30,064
Specialty Retail — 0.7%
Lowe's Cos., Inc.	99	25,118
Technology Hardware, Storage & Peripherals — 1.3%
Seagate Technology Holdings plc	535	49,811
Textiles, Apparel & Luxury Goods — 1.2%
Capri Holdings Ltd. *	296	13,409
Kontoor Brands, Inc.	567	34,144
		47,553
Tobacco — 1.0%
Philip Morris International, Inc.	434	39,738
Trading Companies & Distributors — 3.6%
AerCap Holdings NV (Ireland) *	569	49,444
Air Lease Corp.	852	43,823
WESCO International, Inc.	264	45,219
		138,486
Total Common Stocks (Cost $3,220,983)		3,816,820

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.2%
Investment Companies — 1.2%
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (a) (b) (Cost $48,584)	48,565	48,585
Total Investments — 100.2% (Cost $3,269,567)		3,865,405
Liabilities in Excess of Other Assets — (0.2)%		(9,576)
NET ASSETS — 100.0%		3,855,829

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,865,405	$—	$—	$3,865,405

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (a) (b)	$89,626	$1,496,911	$1,537,973	$20	$1	$48,585	48,565	$3,105	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.48% (a) (b)	8,997	309,000	318,006	9	—	—	—	941	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	1,834	141,364	143,198	—	—	—	—	164	—
Total	$100,457	$1,947,275	$1,999,177	$29	$1	$48,585		$4,210	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.